John Hancock Funds II

Supplement dated April 12, 2017 to the current Class NAV prospectus, as may be supplemented

Strategic Income Opportunities Fund (the “fund”)

Effective immediately, Christopher M. Chapman, CFA is added as a portfolio manager of the fund. Mr. Chapman, Thomas C. Goggins, Daniel S. Janis III, and Kisoo Park are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Christopher M. Chapman, CFA Managing Director and Portfolio Manager Managed the fund since 2017	Thomas C. Goggins Senior Managing Director and Senior Portfolio Manager Managed the fund since 2009	Daniel S. Janis III Senior Managing Director and Senior Portfolio Manager Managed the fund since 2006
Kisoo Park Managing Director and Portfolio Manager Managed the fund since 2015

The following information relating to Mr. Chapman is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “John Hancock Asset Management a division of Manulife Asset Management (US) LLC.” Mr. Chapman is now listed as a Portfolio Manager of the fund.

Fund	Portfolio Manager
Strategic Income Opportunities Fund	Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III
Kisoo Park

•         Christopher M. Chapman, CFA, Portfolio Manager; joined John Hancock Asset Management in 2005; began business career in 1999.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 12, 2017 to the current prospectus, as may be supplemented

Strategic Income Opportunities Fund (the “fund”)

Effective immediately, Christopher M. Chapman, CFA is added as a portfolio manager of the fund. Mr. Chapman, Thomas C. Goggins, Daniel S. Janis III, and Kisoo Park are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Christopher M. Chapman, CFA Managing Director and Portfolio Manager Managed the fund since 2017	Thomas C. Goggins Senior Managing Director and Senior Portfolio Manager Managed the fund since 2009	Daniel S. Janis III Senior Managing Director and Senior Portfolio Manager Managed the fund since 2006
Kisoo Park Managing Director and Portfolio Manager Managed the fund since 2015

The following information relating to Mr. Chapman is added to the portfolio manager information in “Fund details” under the heading “Who’s who – Subadvisor”:

Christopher M. Chapman, CFA

•         Managing Director and Portfolio Manager

•         Managed the fund since 2017

•         Primarily responsible for fund management and research of global sovereign debt and currencies

•         Joined subadvisor in 2005

•         Began business career in 1999

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 12, 2017 to the current Statement of Additional Information (the “SAI”), as may be supplemented

Strategic Income Opportunities Fund (the “fund”)

Effective immediately, Christopher M. Chapman, CFA is added as a portfolio manager for the fund. Mr. Chapman, Thomas C. Goggins, Daniel S. Janis III, Kisoo Park are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC.

As of March 31, 2017, there were no other accounts for which Christopher M. Chapman had day-to-day management responsibilities. Subsequently, there were no accounts that were assessed a performance-based fee.

Share Ownership by Portfolio Managers. The following table details the amount of shares of the fund, within the stated dollar range, that Mr. Chapman beneficially owned as of March 31, 2017.

Portfolio Manager	Fund
Christopher M .Chapman, CFA	Strategic Income Opportunities Fund —$100,000-500,000

You should read this Supplement in conjunction with the SAI and retain it for future reference.